UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2014

Date of reporting period:  April 30, 2014

Item 1. Report to Stockholders.

New Path Tactical Allocation Fund

Semi-Annual Report

www.NewPathGTAAFund.com	April 30, 2014

NEW PATH TACTICAL ALLOCATION FUND

Letter to Shareholders (Unaudited)

April 30th, 2014

Fellow Shareholders,

Thank you for joining us with your investment in the New Path Tactical Allocation Fund (the “Fund”).  The Fund invests in major market index-based Exchange Traded Funds or Notes (ETFs) to gain exposure to broad equity and fixed income markets.  The Fund is often referred to as a global tactical asset allocation fund in that assets are periodically re-allocated among various global equity markets, or even out of equities altogether and into fixed income based securities.  In particular, the Fund executes this re-allocation process monthly and normally holds two to four ETFs.

Equity markets continued to perform very well during the last 6 months, with the S&P 500 again leading the way among equity categories.  Specifically, the S&P 500 was up 8.36% for the 6 months ending April 30th, 2014.  The MSCI ACWI All Cap Index – which is a broader reflection of stocks, including company size and worldwide – was also up nicely during that period, gaining 5.25%.  The Fund lagged our benchmark (60% MSCI ACWI All Cap/ 40% Barclays U.S. Aggregate Bond Index), posting a 0.39% loss for the investor share classes.  This underperformance is attributed almost entirely to what we call the “head fake” problem.

In sports such as basketball you often have one player with the ball matched up with an opposing player trying to respond to their actions.  The offensive player will use a body motion – often their head – to indicate they are moving one direction, only to reverse course to do the opposite.  This is the classic “head fake”.  Our investment model responds to market movements, and positions assets based on those movements – much like the defensive player on the basketball court.  January and February of 2014 is a perfect example of a market trend head fake.  January of this year was a very negative month for equities.  Our fund was fully invested in equities during the month and, consistent with our risk management philosophy, we exited equities in February.  Unfortunately for us, U.S. and global equities then reversed course to post strong gains while we were positioned in cash and bonds, causing us to miss out on the recovery.  Classic head fake.

You may remember that we manage the Fund using a quantitative investment model.  This means that our investment decisions are based on a series of formulas and a pre-set decision grid that specifies to which classes assets will be allocated, and how much.  We enter a variety of index price level data, and our investment model calculates exactly what percentage should be invested in each asset class.

A critical part of managing a portfolio using a quantitative model is to continually review the formulas to make sure we are confident that it stays relevant to the current investing environment.  We have been doing this recently with an eye toward reducing the number of “head fake” months we experience.  As a result, we have made some changes within our analytics that will hopefully make our process less susceptible to the “head fake” problem I mentioned above and improve our performance during choppy or uncertain equity markets.

That said, it bears reminding you why you’ve chosen to invest in the New Path Tactical Allocation Fund.  We want to gain when equities gain.  But our real value comes during downturns.  Being subject to some of these head fakes also means that we are trying to move out of longer bear markets very early to preserve as much of your capital as possible.  Our goal is to prevent or limit losses when the next bear market comes.  It is not a question of if it will come, but when.

NEW PATH TACTICAL ALLOCATION FUND

Thank you again for your participation in the New Path Tactical Allocation Fund.  We are honored by the trust you have placed in us.

Ron Bristol, MBA
President, New Path Capital Advisors

Mutual fund investing involves risk.  Principal loss is possible.  The Fund may invest in foreign as well as emerging markets securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investments in commodity related businesses may be subject to greater volatility than more traditional businesses due to factors such as weather, disease, political, or regulatory developments.  REITs and real estate securities contain additional risks, such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments.  Because the fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for long term debt securities.  Lower-rated and non-rated securities present a greater risk of loss to principal and interest than higher-rated securities.  Investments in mid and smaller sized companies involve additional risks such as limited liquidity and greater volatility.  The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.

Diversification does not assure a profit or protect against a loss in a declining market.

Past performance does not guarantee future results.

The information provided in this letter represents the opinion of the author and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The S&P 500® Index is an unmanaged index generally representative of the market for stocks of large sized U.S. companies.  An investment cannot be made directly in an index.  The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.

The 60% MSCI ACWI All Cap/40% Barclays U.S. Aggregate Bond Index is a blended index.  The MSCI ACWI All Cap Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.  The Barclays U.S. Aggregate Bond Index is a broad measure of the U.S. investment-grade fixed-income securities market.  This Index cannot be invested in directly.

The Fund is distributed by Quasar Distributors, LLC.

NEW PATH TACTICAL ALLOCATION FUND

Value of $1,000,000 Investment (Unaudited)

The chart assumes an initial investment of $1,000,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of April 30, 2014

	1-Year	Since Inception(1)
Investor Class (without sales load)	0.15%	4.91%
Investor Class (with sales load)(2)	-4.83%	2.62%
Institutional Class	0.48%	5.24%
60% MSCI ACWI All Cap/40% Barclays
U.S. Aggregate Bond Index(3)	8.68%	11.78%
S&P 500 Index(4)	20.44%	21.76%

(1)	Inception date of each class was December 28, 2011.
(2)	Return reflects a sales load of 5.00%.
(3)
The 60% MSCI ACWI All Cap/40% Barclays U.S. Aggregate Bond Index is a blended index.  The MSCI ACWI All Cap is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.  The Barclays U.S. Aggregate Bond Index is a broad measure of the U.S. investment-grade fixed-income securities market. This Index cannot be invested in directly.

(4)
The Standard & Poor’s 500 Index (S&P 500) is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.  This Index cannot be invested in directly.

NEW PATH TACTICAL ALLOCATION FUND

Expense Example (Unaudited)
April 30, 2014

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) or purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 – April 30, 2014).

ACTUAL EXPENSES
For each class, the first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs may have been higher.

			Expenses Paid
	Beginning Account	Ending Account	During Period(1)
	Value (11/01/2013)	Value (04/30/2014)	(11/01/2013 to 04/30/2014)
Investor Class Actual(2)	$1,000.00	$996.10	$7.28
Investor Class Hypothetical
(5% annual return before expenses)	1,000.00	1,017.50	7.35
Institutional Class Actual(2)	1,000.00	998.50	6.05
Institutional Class Hypothetical
(5% annual return before expenses)	1,000.00	1,018.74	6.11

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.47% and 1.22% for the Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended April 30, 2014 of (0.39)% and (0.15)% for the Investor Class and Institutional Class, respectively.

NEW PATH TACTICAL ALLOCATION FUND

Allocation of Portfolio (% of Net Assets) (Unaudited)
April 30, 2014(1)

Fund Holdings (Unaudited)
as of April 30, 2014(1)
(% of net assets)

SPDR S&P 500 ETF Trust	36.5%
SPDR Barclays Short Term High Yield Bond Fund	20.0%
Short-Term Investments & Other Assets and Liabilities	43.5%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

NEW PATH TACTICAL ALLOCATION FUND

Schedule of Investments (Unaudited)
April 30, 2014

Description	Shares	Value
EXCHANGE-TRADED FUNDS – 56.5%
SPDR S&P 500 ETF Trust#	92,210	$17,375,130
SPDR Barclays Short Term High Yield Bond Fund	306,980	9,504,101
Total Exchange-Traded Funds
(Cost $26,479,918)		26,879,231

SHORT-TERM INVESTMENT – 43.7%
Invesco Liquid Assets Portfolio, 0.06%^
(Cost $20,799,394)	20,799,394	20,799,394
Total Investments – 100.2%
(Cost $47,279,312)		47,678,625
Other Assets and Liabilities, Net – (0.2)%		(76,490)
Total Net Assets – 100.0%		$47,602,135

#
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

^	Variable Rate Security – The rate shown is the rate in effect as of April 30, 2014.

See Notes to the Financial Statements

NEW PATH TACTICAL ALLOCATION FUND

Statement of Assets and Liabilities (Unaudited)
April 30, 2014

ASSETS:
Investments, at value (cost $47,279,312)	$47,678,625
Interest receivable	1,045
Prepaid expenses	10,104
Total assets	47,689,774

LIABILITIES:
Payable for capital shares redeemed	13,942
Payable to investment adviser	27,244
Accrued distribution fees	2,574
Payable for fund administration & accounting fees	16,123
Payable for compliance fees	1,973
Payable for transfer agent fees & expenses	8,534
Payable for custody fees	985
Payable for trustee fees	3,113
Accrued expenses	13,151
Total liabilities	87,639

NET ASSETS	$47,602,135

NET ASSETS CONSIST OF:
Paid-in capital	$46,534,870
Accumulated undistributed net investment income	48,612
Accumulated undistributed net realized gain on investments	619,340
Net unrealized appreciation on investments	399,313
Net Assets	$47,602,135

	Investor Class	Institutional Class
Net Assets	$8,596,398	$39,005,737
Shares issued and outstanding(1)	837,456	3,790,837
Net asset value, redemption price
and minimum offering price per share(2)	$10.26	$10.29
Maximum offering price per share ($10.26/0.9500)	$10.80	N/A

(1)	Unlimited shares authorized, no par value
(2)	A redemption fee of 1.00% is assessed against shares redeemed within 30 days of purchase.

See Notes to the Financial Statements

NEW PATH TACTICAL ALLOCATION FUND

Statement of Operations (Unaudited)
For the Six Months Ended April 30, 2014

INVESTMENT INCOME:
Interest income	$3,740
Dividend income	516,827
Total investment income	520,567

EXPENSES:
Investment adviser fees (See Note 4)	165,098
Fund administration & accounting fees (See Note 4)	50,527
Transfer agent fees (See Note 4)	23,853
Distribution fees – Investor Class (See Note 5)	10,424
Audit fees	7,687
Federal & state registration fees	7,433
Legal fees	6,086
Compliance fees (See Note 4)	5,973
Trustee fees	5,567
Other	4,503
Custody fees (See Note 4)	2,898
Postage & printing fees	2,527
Total expenses before recoupment	292,576
Add: Advisory fee recoupment (See Note 4)	6,408
Net expenses	298,984

NET INVESTMENT INCOME	221,583

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	689,956
Net change in unrealized depreciation on investments	(1,009,724)

Net realized and unrealized gain (loss) on investments	(319,768)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(98,185)

See Notes to the Financial Statements

NEW PATH TACTICAL ALLOCATION FUND

Statements of Changes in Net Assets

	For The Six Months
	Ended April 30, 2014	Year Ended
	(Unaudited)	October 31, 2013
OPERATIONS:
Net investment income	$221,583	$465,073
Net realized gain on investments	689,956	3,617,443
Capital gain distributions from regulated investment companies	—	732
Net change in unrealized appreciation (depreciation) on investments	(1,009,724)	1,305,252
Net increase (decrease) in net assets resulting from operations	(98,185)	5,388,500
CAPITAL SHARE TRANSACTIONS:
Investor Class:
Proceeds from shares sold	527,936	1,119,345
Proceeds from reinvestment of distributions	643,390	65,643
Payments for shares redeemed	(222,077)	(207,764)
Increase in net assets from Investor Class transactions	949,249	977,224
Institutional Class:
Proceeds from shares sold	—	—
Proceeds from reinvestment of distributions	3,083,174	399,929
Payments for shares redeemed	(12,015)	(237,015)
Increase in net assets from Institutional Class transactions	3,071,159	162,914
Net increase in net assets resulting from capital share transactions	4,020,408	1,140,138
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Investor Class	(35,547)	(65,643)
Institutional Class	(257,413)	(399,929)
From net realized gains:
Investor Class	(607,844)	—
Institutional Class	(2,825,761)	—
Total distributions to shareholders	(3,726,565)	(465,572)
TOTAL INCREASE IN NET ASSETS	195,658	6,063,066

NET ASSETS:
Beginning of period	47,406,477	41,343,411
End of period, including accumulated undistributed
net investment income of $48,612 and $119,989, respectively	$47,602,135	$47,406,477

See Notes to the Financial Statements

NEW PATH TACTICAL ALLOCATION FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	For The Six Months			For The Period
	Ended April 30, 2014		Year Ended	Inception Through
	(Unaudited)		October 31, 2013	October 31, 2012(1)
Investor Class

PER SHARE DATA:

Net asset value, beginning of period	$11.13		$9.97	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.04		0.09	0.01
Net realized and unrealized gain (loss)
on investments	(0.05)		1.16	(0.04)
Total from investment operations	(0.01)		1.25	(0.03)

LESS DISTRIBUTIONS:
Dividends from net investment income	(0.05)		(0.09)	—
Dividends from net capital gains	(0.81)		—	—
Total distributions	(0.86)		(0.09)	—
Net asset value, end of period	$10.26		$11.13	$9.97

TOTAL RETURN(2)	(0.39	)%(3)	12.65%	(0.30	)%(3)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$8.6		$8.3	$6.5

Ratio of expenses to average net assets(4):
Before expense reimbursement/recoupment	1.45	%(5)	1.47%	1.56	%(5)
After expense reimbursement/recoupment	1.47	%(5)	1.50%	1.50	%(5)

Ratio of net investment loss to average net assets(4):
Before expense reimbursement/recoupment	0.76	%(5)	0.85%	0.07	%(5)
After expense reimbursement/recoupment	0.74	%(5)	0.82%	0.13	%(5)

Portfolio turnover rate	174	%(3)	291%	432	%(3)

(1)	Inception date of the Fund was December 28, 2011.
(2)	Total return does not reflect sales charge.
(3)	Not annualized.
(4)	Does not include expenses of investment companies in which the Fund invests.
(5)	Annualized.

See Notes to the Financial Statements

NEW PATH TACTICAL ALLOCATION FUND

Financial Highlights

For a Fund share outstanding throughout the period.

	For The Six Months			For The Period
	Ended April 30, 2014		Year Ended	Inception Through
	(Unaudited)		October 31, 2013	October 31, 2012(1)
Institutional Class

PER SHARE DATA:

Net asset value, beginning of period	$11.16		$10.00	$10.00

INVESTMENT OPERATIONS:
Net investment income	0.05		0.12	0.03
Net realized and unrealized gain (loss)
on investments	(0.04)		1.16	(0.03)
Total from investment operations	0.01		1.28	—

LESS DISTRIBUTIONS:
Dividends from net investment income	(0.07)		(0.12)	—
Dividends from net capital gains	(0.81)		—	—
Total distributions	(0.88)		(0.12)	—
Net asset value, end of period	$10.29		$11.16	$10.00

TOTAL RETURN	(0.15	)%(2)	12.86%	0.00	%(2)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in millions)	$39.0		$39.1	$34.8

Ratio of expenses to average net assets(3):
Before expense reimbursement/recoupment	1.20	%(4)	1.22%	1.31	%(4)
After expense reimbursement/recoupment	1.22	%(4)	1.25%	1.25	%(4)

Ratio of net investment income to average net assets(3):
Before expense reimbursement/recoupment	1.01	%(4)	1.10%	0.32	%(4)
After expense reimbursement/recoupment	0.99	%(4)	1.07%	0.38	%(4)

Portfolio turnover rate	174	%(2)	291%	432	%(2)

(1)	Inception date of the Fund was December 28, 2011.
(2)	Not annualized.
(3)	Does not include expenses of investment companies in which the Fund invests.
(4)	Annualized.

See Notes to the Financial Statements

NEW PATH TACTICAL ALLOCATION FUND

Notes to the Financial Statements (Unaudited)
April 30, 2014

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The New Path Tactical Allocation Fund (the “Fund”) is a non-diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is total return. The Fund commenced operations on December 28, 2011. The Fund currently offers two classes of shares, the Investor Class and the Institutional Class. Investor Class shares are subject to a 0.25% distribution fee. Each class of shares has identical rights and privileges except with respect to the distribution fees and voting rights on matters affecting a single share class. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund complies with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund.  Therefore, no federal income tax provision is required. As of and during the period ended April 30, 2014, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended April 30, 2014, the Fund did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2014, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations.

Security Transactions, Income and Distributions – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund distributes all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the period ended April 30, 2014, there were no such reclassifications.

NEW PATH TACTICAL ALLOCATION FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2014

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares.  Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

3.  SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.

Mutual Funds – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Exchange-Traded Funds – Exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance

NEW PATH TACTICAL ALLOCATION FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2014

that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$26,879,231	$—	$—	$26,879,231
Short-Term Investment	20,799,394	—	—	20,799,394
Total Investments in Securities	$47,678,625	$—	$—	$47,678,625

Transfers between levels are recognized at the end of the reporting period. During the period ended April 30, 2014, the Fund recognized no transfers to/from Level 1 or Level 2. The Fund did not invest in any Level 3 investments during the year. Refer to the Schedule of Investments for further information on the classification of investments.

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.70% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.50% and 1.25% of average daily net assets of the Fund’s Investor Class shares and Institutional Class shares, respectively, subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed.  Expenses waived and/or reimbursed by the Adviser may be recouped by the Adviser if such recoupment can be achieved within the foregoing expense limits.  The Operating Expense Limitation Agreement is in effect through at least May 31, 2015.  Prior to May 31, 2015, this Operating Expense Limitation Agreement cannot be terminated.  For the period ended April 30, 2014, the Adviser recouped expenses of $6,408. At April 30, 2014, the balance of previously waived advisory fees eligible for recoupment was $0.

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator.  U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals; and serves as the Fund’s fund accountant and transfer agent.  The officers of the Trust and the Chief Compliance Officer are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, custody and chief compliance officer services for the period ended April 30, 2014 are disclosed in the Statement of Operations.

NEW PATH TACTICAL ALLOCATION FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2014

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.  A Trustee of the Trust is an interested person of the Distributor.

5.  DISTRIBUTION COSTS

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent reimbursement for distribution and service activities. For the period ended April 30, 2014, the Investor Class incurred expenses of $10,424 pursuant to the Plan.

6.  CAPITAL SHARE TRANSACTIONS

	For The
	Six Months Ended	Year Ended
	April 30, 2014	October 31, 2013
Investor Class:
Shares sold	50,566	107,675
Shares issued to holders in reinvestment of dividends	60,697	6,442
Shares redeemed	(21,357)	(19,788)
Net increase in Investor Class shares	89,906	94,329

Institutional Class:
Shares sold	—	—
Shares issued to holders in reinvestment of dividends	290,318	39,209
Shares redeemed	(1,175)	(22,261)
Net increase in Institutional Class shares	289,143	16,948
Net increase in shares outstanding	379,049	111,277

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended April 30, 2014, were as follows:

	Purchases	Sales
U.S. Government	$—	$—
Other	$64,209,892	$83,824,772

NEW PATH TACTICAL ALLOCATION FUND

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2014

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at April 30, 2014, were as follows:

Aggregate	Aggregate		Federal
Gross	Gross		Income
Appreciation	Depreciation	Net	Tax Cost
$399,313	$ —	$399,313	$47,279,312

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the deferral of wash sale losses.

At October 31, 2013, components of accumulated earnings (deficit) on a tax-basis were as follows:

Undistributed	Undistributed	Other	Unrealized	Total
Ordinary	Long-Term	Accumulated	Appreciation	Accumulated
Income	Capital Gains	Losses	(Depreciation)	Earnings
$3,553,562	$ —	$ —	$1,338,453	$4,892,015

For the year ended October 31, 2013, the Fund had utilized $255,186 in short-term capital loss carryovers.  As of October 31, 2013, the Fund’s remaining balance of capital loss carryovers was $0.

The tax character of distributions paid during the fiscal period ended April 30, 2014 was as follows:

Ordinary	Long Term
Income*	Capital Gains	Total
$3,726,565	$ —	$3,726,565

*	For Federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

The tax character of distributions paid during the fiscal year ended October 31, 2013 was as follows:

Ordinary	Long Term
Income	Capital Gains	Total
$465,572	$ —	$465,572

9.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of April 30, 2014, Nabank & Co. owned 80.93% of the outstanding shares of the Fund.

NEW PATH TACTICAL ALLOCATION FUND

Additional Information (Unaudited)
April 30, 2014

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At the regular meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on February 24-25, 2014, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (“Independent Trustees”), considered and approved the continuation of the Investment Advisory Agreement between the Trust and New Path Capital Advisors (“New Path”) regarding the New Path Tactical Allocation Fund (the “Fund”) (the “Investment Advisory Agreement”) for another annual term.

Prior to this meeting and at a meeting held on November 12-13, 2013, the Trustees received and considered information from New Path and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the continuance of the Investment Advisory Agreement (“Support Materials”).  Before voting to approve the continuance of the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees and received a memorandum from such counsel discussing the legal standards for their consideration of the Investment Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to continue the Investment Advisory Agreement, the Trustees considered all factors they believed relevant including the following: (1) the nature, extent, and quality of the services provided by New Path with respect to the Fund; (2) the cost of the services provided and the profits realized by New Path from services rendered to the Trust with respect to the Fund; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (5) other financial benefits to New Path resulting from services rendered to the Fund.  In their deliberations, the Trustees did not identify any particular information that was all-important or controlling.

Based upon the information provided to the Board throughout the course of the year, including an in-person presentation by representatives of New Path, and the Support Materials, the Board concluded that the overall arrangements between the Trust and New Path set forth in the Investment Advisory Agreement as it relates to the Fund continue to be fair and reasonable in light of the services that New Path performs, investment advisory fees the Fund pays, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment.  The material factors and conclusions that formed the basis of the Trustees’ determination to approve the continuation of the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided.  The Trustees considered the scope of services that New Path provides under the Investment Advisory Agreement with respect to the Fund, noting that such services include but are not limited to the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and the timing of such transactions; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions affected by New Path on behalf of the Fund; and (5) selecting broker-dealers to execute orders on behalf of the Fund.  The Trustees considered the Fund’s performance through December 31, 2013, noting that the Fund had slightly underperformed its benchmark during the year but that Fund was performing as expected given the market conditions.  The Trustees also considered the capitalization of New Path and its commitment to renew its reserve account arrangement as an added assurance of prompt payment of its obligations to the Fund.  The Trustees concluded that they were satisfied with the nature, extent and quality of services that New Path provides to the Fund under the Investment Advisory Agreement.

NEW PATH TACTICAL ALLOCATION FUND

Additional Information (Unaudited) – Continued
April 30, 2014

Cost of Advisory Services and Profitability.  The Trustees considered the annual management fee that the Fund pays to New Path under the Investment Advisory Agreement, as well as New Path’s profitability from services that New Path rendered to the Fund during the 12 month period ended June 30, 2013.  In that regard, the Trustees noted that New Path subsidizes the cost of all shareholder (other than transfer agency fees) and distribution services rendered to the Fund which exceed the projected Rule 12b-1 fees paid by the Fund.  The Trustees further noted that the management fees New Path charges to separately managed accounts with assets up to $10 million are higher than the advisory fee for the Fund.  The Trustees also noted that New Path had contractually agreed to reduce its management fee, and, if necessary, reimburse the Fund for operating expenses, as specified in the Fund’s prospectus.  The Trustees concluded that New Path’s service relationship with the Fund provides a reasonable profit.

Comparative Fee and Expense Data.  The Trustees considered an analysis comparing the contractual expenses born by the Fund and those of funds in the same Morningstar benchmark category.  The Trustees noted that the Fund’s management fee was higher than the average and median management fee reported for the benchmark category.  They also considered that the total expenses of the Institutional Class and Investor Class shares of the Fund were higher than the average total expenses (after waivers and expense reimbursements) reported for the benchmark category, but that the average net assets of the funds comprising the benchmark category were significantly higher than the assets of the Fund.  While recognizing that it is difficult to compare advisory fees because the scope advisory services provided may vary from one investment adviser to another, the Trustees concluded that New Path’s advisory fee continues to be reasonable.

Economies of Scale.  The Trustees considered whether the Fund may benefit from any economies of scale, noting that the investment advisory fee for the Fund does not contain breakpoints.  The Trustees noted the fact that an increase in assets would most likely not lead to a correspondingly proportionate decrease in the level of advisory services that New Path would be required to provide to the Fund at the present time.  The Trustees consequently concluded that it is not necessary to consider the implementation of fee breakpoints at current asset levels, but considered revisiting this issue in the future as circumstances change and asset levels increase.  The Trustees also took into consideration that New Path had agreed to consider breakpoints as Fund assets increase.

Other Benefits.  The Trustees noted that New Path does not utilize soft dollar arrangements with respect to portfolio transactions and has no affiliated brokers to execute the Fund’s portfolio transactions.  While the Trustees noted that Rule 12b-1 fees may be paid to New Path as compensation for shareholder and distribution services performed on behalf of the Fund, the Trustees also observed that the distribution expenses that New Path incurred significantly exceed any Rule 12b-1 payments from the Fund.  The Trustees concluded that New Path will not receive any additional financial benefits from services rendered to the Fund.

NEW PATH TACTICAL ALLOCATION FUND

Additional Information (Unaudited) – Continued
April 30, 2014

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-482-2363.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-482-2363.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-855-482-2363, or (2) on the SEC’s website at www.sec.gov.

(This Page Intentionally Left Blank.)

NEW PATH TACTICAL ALLOCATION FUND

Privacy Notice (Unaudited)

The Fund collects only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Fund collects financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Fund does not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Fund, as well as the Fund’s investment adviser who is an affiliate of the Fund.  If you maintain a retirement/educational custodial account directly with the Fund, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Fund limits access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund.  All shareholder records will be disposed of in accordance with applicable law.  The Fund maintains physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

INVESTMENT ADVISER
New Path Capital Advisors
561 Blue River Parkway, Unit B
Silverthorne, CO 80498

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT
AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Bernstein, Shur, Sawyer & Nelson, P.A.
100 Middle Street
Portland, ME 04104

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-855-482-2363.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                Managed Portfolio Series

By (Signature and Title)*        /s/James R. Arnold
James R. Arnold, President

Date     June 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/James R. Arnold
James R. Arnold, President

Date     June 26, 2014

By (Signature and Title)*        /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date     June 26, 2014

* Print the name and title of each signing officer under his or her signature.